Significant Accounting Policies - Schedule of Straight-Line Method Over Estimated Useful Lives (Details)	Dec. 31, 2025
Furniture and electronic equipment [Member]
Schedule of Straight-Line Method Over Estimated Useful Lives [Line Items]
Estimated Useful lives	3 years
Vehicles [Member]
Schedule of Straight-Line Method Over Estimated Useful Lives [Line Items]
Estimated Useful lives	10 years
Software [Member]
Schedule of Straight-Line Method Over Estimated Useful Lives [Line Items]
Estimated Useful lives	5 years
Leasehold improvements [Member]
Schedule of Straight-Line Method Over Estimated Useful Lives [Line Items]
Estimated Useful lives	Shorter of expected lives of leasehold improvements and lease term